Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Registrant Name	EDENOR
Entity Central Index Key	0001395213
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	906,455,100
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Class A Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	462,292,111
Class B Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	442,210,385	[1]
Class C Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	1,952,604	[2]

[1]	Includes 23,385,028 and 7,794,168 treasury shares as of December 31, 2018 and 2017, respectively.
[2]	Relates to the Employee Stock Ownership Program Class C shares that have not been transferred.